UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Report to Stockholders.

ADVISORS CAPITAL FUNDS

ADVISORS CAPITAL US DIVIDEND FUND
Ticker ACUSX

ADVISORS CAPITAL SMALL/MID CAP FUND
Ticker ACSMX

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Ticker ACTIX

SEMI-ANNUAL REPORT March 31, 2022

Table of Contents

ADVISORS CAPITAL FUNDS
Sector Allocation	2
Performance Information	4
Schedules of Investments	7
Statements of Assets and Liabilities	12
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	16
NOTES TO FINANCIAL STATEMENTS	19
DISCLOSURE OF EXPENSES	24
ADDITIONAL INFORMATION	26

2022 Semi-Annual Report 1

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL US DIVIDEND FUND Sector Allocation as of March 31, 2022 (As a Percentage of Net Assets Held)

ADVISORS CAPITAL SMALL/MID CAP FUND Sector Allocation as of March 31, 2022 (As a Percentage of Net Assets Held)

2022 Semi- Annual Report 2

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND Sector Allocation as of March 31, 2022 (As a Percentage of Net Assets Held)

2022 Semi-Annual Report 3

Advisors Capital US Dividend Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2022

March 31, 2022 NAV $10.54

		Since
	1 Year(A)	Inception(A)
Advisors Capital US Dividend Fund	3.74%	5.23%
S&P 500® Index (B)	15.65%	16.86%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 1.94%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund's financial highlights because the accrual rate for Rule 12b-1 fees changed during the period as discussed in Note 5 of the financial statements.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital US Dividend Fund commenced investment operations on March 19, 2021.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 4

Advisors Capital Small/Mid Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2022

March 31, 2022 NAV $9.22

		Since
	1 Year(A)	Inception(A)
Advisors Capital Small/Mid Cap Fund	-6.96%	-7.57%
Russell 2500TM Index (B)	0.34%	-1.17%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 1.94%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund's financial highlights because the accrual rate for Rule 12b-1 fees changed during the period as discussed in Note 5 of the financial statements.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Small/Mid Cap Fund commenced investment operations on March 19, 2021.

(B) The Russell 2500TM Index is an unmanaged market capitalization-weighted index measuring the performance of the 2,500 smallest companies in the Russell 3000 Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 5

Advisors Capital Tactical Fixed Income Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2022

March 31, 2022 NAV $9.57

		Since
	1 Year(A)	Inception(A)
Advisors Capital Tactical Fixed Income Fund	-4.35%	-3.75%
Bloomberg US Intermediate Corporate Bond Index (B)	-4.10%	-3.81%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 2.09%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the accrual rate for Rule 12b-1 fees changed during the period as discussed in Note 5 of the financial statements.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Tactical Fixed Income Fund commenced investment operations on March 19, 2021.

(B) The Bloomberg Barclays US Intermediate Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 and 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi- Annual Report 6

Advisors Capital US Dividend Fund

		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
7,036	Honeywell International Inc.	$1,369,065	2.67%
Auto Controls for Regulating Residential & Commercial Environments
3,611	Trane Technologies PLC (Ireland)	551,400	1.07%
Ball & Roller Bearings
7,575	The Timken Company	459,803	0.90%
Cable & Other Pay Television Services
5,950	The Walt Disney Company *	816,102	1.59%
Cutlery, Handtools & General Hardware
5,062	Stanley Black & Decker, Inc.	707,617	1.38%
Electromedical & Electrotherapeutic Apparatus
11,252	Medtronic PLC (Ireland)	1,248,409	2.43%
Electronic Computers
14,790	Apple Inc.	2,582,482	5.03%
Farm Machinery & Equipment
1,882	Deere & Company	781,896	1.52%
Industrial Inorganic Chemicals
3,269	Air Products and Chemicals, Inc.	816,956	1.59%
Insurance Agents, Brokers & Service
3,842	Aon PLC - Class A (Ireland)	1,251,070	2.44%
Investment Advice
10,717	Blackstone Inc.	1,360,416	2.65%
Measuring & Controlling Devices, NEC
2,330	Thermo Fisher Scientific Inc.	1,376,215	2.68%
Miscellaneous Food Preparations & Kindred Products
47,338	Utz Brands, Inc. - Class A	699,656	1.36%
Miscellaneous Industrial & Commercial Machinery & Equipment
6,914	Eaton Corporation PLC (Ireland)	1,049,269	2.04%
National Commercial Banks
7,647	JPMorgan Chase & Co.	1,042,439
15,926	Truist Financial Corporation	903,004
16,274	Wells Fargo & Company	788,638
		2,734,081	5.32%
Natural Gas Transmission
29,993	The Williams Companies, Inc.	1,002,066	1.95%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,082	STERIS PLC (Ireland)	986,905	1.92%
Perfumes, Cosmetics & Other Toilet Preparations
3,675	The Estée Lauder Companies Inc. - Class A	1,000,776	1.95%
Petroleum Refining
5,463	Chevron Corporation	889,540	1.73%
Pharmaceutical Preparations
9,707	Abbott Laboratories	1,148,920
9,094	Johnson & Johnson	1,611,730
6,476	Zoetis Inc. - Class A	1,221,309
		3,981,959	7.75%
Retail - Eating & Drinking Places
5,630	Starbucks Corporation	512,161	1.00%
Retail - Lumber & Other Building Materials Dealers
4,904	The Home Depot, Inc.	1,467,914	2.86%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

,		, ,
Advisors Capital US Dividend Fund

		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Variety Stores
2,537	Costco Wholesale Corp.	$1,460,931
3,664	Target Corporation	777,574
		2,238,505	4.36%
Security & Commodity Brokers, Dealers, Exchanges & Services
3,104	CME Group Inc.	738,317	1.44%
Security Brokers, Dealers & Flotation Companies
1,975	BlackRock, Inc.	1,509,236	2.94%
Semiconductors & Related Devices
2,545	Broadcom Inc.	1,602,536
6,480	Texas Instruments Incorporated	1,188,950
		2,791,486	5.43%
Services - Amusements & Recreation Services
14,049	Warner Music Group Corporation - Class A	531,755	1.03%
Services - Business Services, NEC
5,579	Accenture PLC - Class A (Ireland)	1,881,406
4,319	MasterCard Incorporated - Class A	1,543,524
4,655	PayPal Holdings, Inc. *	538,351
		3,963,281	7.72%
Services - Computer Programming, Data Processing, Etc.
463	Alphabet, Inc. - Class A *	1,287,765
5,762	Meta Platforms, Inc. - Class A *	1,281,238
		2,569,003	5.00%
Services - Prepackaged Software
1,565	Adobe, Inc. *	713,045
22,232	Bentley Systems, Incorporated - Class B	982,210
10,075	Microsoft Corporation	3,106,223
		4,801,478	9.35%
Wholesale - Electronic Parts & Equipment, NEC
7,547	TE Connectivity Ltd. (Switzerland)	988,506	1.92%
Wholesale - Miscellaneous Durable Goods
1,350	Pool Corporation	570,848	1.11%
Total for Common Stocks (Cost - $49,398,079)		48,348,173	94.13%
REAL ESTATE INVESTMENT TRUSTS
6,176	Prologis, Inc.	997,300
23,351	STORE Capital Corporation	682,550
Total for Real Estate Investment Trusts (Cost $1,636,228)		1,679,850	3.27%
MONEY MARKET FUNDS
1,357,364	Fidelity Investments Money Market Government Portfolio -	1,357,364	2.64%
	Class I 0.12% **
Total for Money Market Funds (Cost $1,357,364)
	Total Investments (Cost - $52,391,671)	51,385,387	100.04%
	Liabilities in Excess of Other Assets	(22,117)	-0.04%
	Net Assets	$51,363,270	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

Advisors Capital Small/Mid Cap Fund

		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
7,314	Owens Corning	$669,231	2.75%
Ball & Roller Bearings
4,840	RBC Bearings Incorporated *	938,379
9,488	The Timken Company	575,922
		1,514,301	6.22%
Glass Containers
35,122	Stevanato Group S.p.A. * (Italy)	706,655	2.90%
Investment Advice
3,866	Evercore Inc. - Class A	430,363
12,157	PJT Partners Inc. - Class A	767,350
		1,197,713	4.92%
Laboratory Analytical Instruments
31,941	Avantor, Inc. *	1,080,245	4.44%
Miscellaneous Food Preparations & Kindred Products
29,115	Utz Brands, Inc. - Class A	430,320	1.77%
National Commercial Banks
24,897	Evans Bancorp, Inc.	946,086	3.88%
Pharmaceutical Preparations
13,150	Catalent, Inc. *	1,458,335
14,542	Cryoport, Inc. *	507,661
		1,965,996	8.07%
Real Estate Agents & Managers (For Others)
2,363	FirstService Corporation (Canada)	342,351
4,536	Jones Lang LaSalle Incorporated *	1,086,191
		1,428,542	5.87%
Retail - Auto Dealers & Gasoline Stations
3,265	Casey's General Stores, Inc.	647,025	2.66%
Retail - Eating & Drinking Places
20,417	Cannae Holdings, Inc. *	488,375	2.01%
Security Brokers, Dealers & Flotation Companies
29,068	Virtu Financial, Inc. - Class A	1,081,911	4.44%
Services - Business Services, NEC
13,386	Accolade, Inc. *	235,058	0.97%
Services - Management Consulting Services
2,606	FTI Consulting, Inc. *	409,715	1.68%
Services - Medical Laboratories
6,501	Castle Biosciences, Inc. *	291,635
13,847	Exagen Inc. *	111,191
		402,826	1.65%
Services - Miscellaneous Amusement & Recreation
2,070	Madison Square Garden Sports Corp. - Class A *	371,275	1.52%
Services - Prepackaged Software
7,120	Avalara, Inc. *	708,511
11,831	Black Knight, Inc. *	686,080
8,586	BlackLine, Inc. *	628,667
6,401	Guidewire Software, Inc. *	605,663
12,947	nCino, Inc. *	530,568
7,581	Procore Technologies, Inc. *	439,395
5,383	Q2 Holdings, Inc. *	331,862
		3,930,746	16.14%
State Commercial Banks
40,748	Coastal Financial Corporation *	1,864,221	7.65%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 9

Advisors Capital Small/Mid Cap Fund

		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Surgical & Medical Instruments & Apparatus
11,969	AtriCure, Inc. *	$786,004	3.23%
Television Broadcasting Stations
12,951	The Liberty Braves Group - Series C *	361,462	1.48%
Title Insurance
9,035	First American Financial Corporation	585,649	2.40%
Transportation Services
9,662	GXO Logistics, Inc. *	689,287	2.83%
Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
3,041	Watsco, Inc.	926,410	3.80%
Wholesale - Miscellaneous Durable Goods
3,110	Pool Corporation	1,315,063	5.40%
Total for Common Stocks (Cost - $26,695,541)		24,034,116	98.68%
MONEY MARKET FUNDS
324,409	Fidelity Investments Money Market Government Portfolio -	324,409	1.33%
	Class I 0.12% **
Total for Money Market Funds (Cost $324,409)
	Total Investments (Cost - $27,019,950)	24,358,525	100.01%
	Liabilities in Excess of Other Assets	(2,041)	-0.01%
	Net Assets	$24,356,484	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

Advisors Capital Tactical Fixed Income Fund

		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
73,392	iShares CMBS ETF	$3,658,591
21,066	iShares Interest Rate Hedged Corporate Bond ETF	1,970,303
33,640	iShares 0-5 Year High Yield Corporate Bond ETF	1,478,814
18,786	iShares 0-5 Year TIPS Bond ETF	1,971,403
56,403	SPDR® Bloomberg Short Term High Yield Bond ETF	1,480,015
57,513	Vanguard Intermediate-Term Corporate Bond ETF (a)	4,948,419
		15,507,545	78.57%
Hybrid
42,269	Global X U.S. Preferred ETF	993,321
80,888	Invesco Variable Rate Preferred ETF	1,976,903
48,029	VanEck Preferred Securities ex Financials ETF	986,516
		3,956,740	20.05%
Total for Exchange Traded Funds (Cost - $20,497,663)		19,464,285	98.62%
MONEY MARKET FUNDS
490,066	Fidelity Investments Money Market Government Portfolio -	490,066	2.48%
	Class I 0.12% **
Total for Money Market Funds (Cost $490,066)

	Total Investments (Cost - $20,987,729)	19,954,351	101.10%
	Liabilities in Excess of Other Assets	(216,138)	-1.10%
	Net Assets	$19,738,213	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://advisors.vanguard.com/investments/products/vcit/vanguard-intermediate-term-corporate-bond-
etf#overview.
** The rate shown represents the 7-day yield at March 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	US Dividend	Small/Mid
March 31, 2022	Fund	Cap Fund

Assets:
Investment Securities at Fair Value*	$51,385,387	$24,358,525
Cash	2,419	-
Receivable for Fund Shares Sold	49,287	32,609
Dividends Receivable	29,106	14,686
Total Assets	51,466,199	24,405,820
Liabilities:
Management Fees Payable	68,641	33,296
Distribution Fees Payable	34,288	16,040
Total Liabilities	102,929	49,336
Net Assets	$51,363,270	$24,356,484
Net Assets Consist of:
Paid In Capital	$53,116,316	$27,414,359
Total Accumulated Deficit	(1,753,046)	(3,057,875)
Net Assets	$51,363,270	$24,356,484

Net Asset Value, Offering Price and Redemption Price per Share	$10.54	$9.22

* Investments at Identified Cost	$52,391,671	$27,019,950

Shares Outstanding (Unlimited number of shares	4,871,600	2,642,625
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$308,008	$79,435
Total Investment Income	308,008	79,435
Expenses:
Management Fees (Note 4)	334,190	168,039
Distribution Fees (Note 5)	55,358	27,888
Total Expenses	389,548	195,927

Net Investment Loss	(81,540)	(116,492)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(468,853)	(230,094)
Net Change in Net Unrealized Depreciation on Investments	(627,588)	(2,644,444)
Net Realized and Unrealized Loss on Investments	(1,096,441)	(2,874,538)

Net Decrease in Net Assets from Operations	$(1,177,981)	$(2,991,030)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 12

Advisors Capital Funds

Statement of Assets and Liabilities (Unaudited)	Tactical Fixed
March 31, 2022	Income
Fund

Assets:
Investment Securities at Fair Value*	$19,954,351
Cash	1,000
Receivable for Securities Sold	248
Dividends Receivable	4,171
Total Assets	19,959,770
Liabilities:
Payable for Securities Purchased	182,272
Management Fees Payable	26,941
Distribution Fees Payable	12,344
Total Liabilities	221,557
Net Assets	$19,738,213
Net Assets Consist of:
Paid In Capital	$20,766,299
Total Accumulated Deficit	(1,028,086)
Net Assets	$19,738,213

Net Asset Value, Offering Price and Redemption Price per Share	$9.57

* Investments at Identified Cost	$20,987,729

Shares Outstanding (Unlimited number of shares	2,061,605
authorized without par value)

Statement of Operations (Unaudited)
For the six month period ended March 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$235,234
Total Investment Income	235,234
Expenses:
Management Fees (Note 4)	130,142
Distribution Fees (Note 5)	21,534
Total Expenses	151,676

Net Investment Income	83,558

Realized and Unrealized Loss on Investments:
Capital Gain Distributions from Underlying Funds	29,349
Net Realized Loss on Investments	(48,437)
Net Change in Net Unrealized Depreciation on Investments	(986,757)
Net Realized and Unrealized Loss on Investments	(1,005,845)

Net Decrease in Net Assets from Operations	$(922,287)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 13

Advisors Capital Funds

Statements of Changes in Net Assets	US Dividend Fund		Small/Mid Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2021	3/19/2021*	10/1/2021	3/19/2021*
	to	to	to	to
	3/31/2022	9/30/2021	3/31/2022	9/30/2021
From Operations:
Net Investment Loss	$(81,540)	$(20,593)	$(116,492)	$(35,622)
Net Realized Loss on Investments	(468,853)	(175,776)	(230,094)	(14,242)
Net Change in Unrealized Depreciation on Investments	(627,588)	(378,696)	(2,644,444)	(16,981)
Net Decrease in Net Assets from Operations	(1,177,981)	(575,065)	(2,991,030)	(66,845)
From Distributions to Shareholders:	-	-	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	28,822,089	25,286,454	14,644,277	13,628,483
Shares Issued on Reinvestment of Dividends	-	-	-	-
Cost of Shares Redeemed	(915,635)	(76,592)	(781,959)	(76,442)
Net Increase from Shareholder Activity	27,906,454	25,209,862	13,862,318	13,552,041
Net Increase in Net Assets	26,728,473	24,634,797	10,871,288	13,485,196

Net Assets at Beginning of Period	24,634,797	-	13,485,196	-

Net Assets at End of Period	$51,363,270	$24,634,797	$24,356,484	$13,485,196

Share Transactions:
Issued	2,636,814	2,326,975	1,437,837	1,293,480
Reinvested	-	-	-	-
Redeemed	(85,267)	(6,922)	(81,573)	(7,119)
Net Increase in Shares	2,551,547	2,320,053	1,356,264	1,286,361
Shares Outstanding Beginning of Period	2,320,053	-	1,286,361	-
Shares Outstanding End of Period	4,871,600	2,320,053	2,642,625	1,286,361

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 14

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund
	(Unaudited)
	10/1/2021	3/19/2021*
	to	to
	3/31/2022	9/30/2021
From Operations:
Net Investment Income	$83,558	$12,222
Capital Gain Distributions from Underlying Funds	29,349	-
Net Realized Loss on Investments	(48,437)	-
Net Change in Unrealized Depreciation on Investments	(986,757)	(46,621)
Net Decrease in Net Assets from Operations	(922,287)	(34,399)

From Distributions to Shareholders:	(71,400)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	10,462,149	10,579,762
Shares Issued on Reinvestment of Dividends	71,400	-
Cost of Shares Redeemed	(207,877)	(139,135)
Net Increase from Shareholder Activity	10,325,672	10,440,627
Net Increase in Net Assets	9,331,985	10,406,228

Net Assets at Beginning of Period	10,406,228	-

Net Assets at End of Period	$19,738,213	$10,406,228

Share Transactions:
Issued	1,051,993	1,037,442
Reinvested	7,090	-
Redeemed	(21,353)	(13,567)
Net Increase in Shares	1,037,730	1,023,875
Shares Outstanding Beginning of Period	1,023,875	-
Shares Outstanding End of Period	2,061,605	1,023,875

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 15

Advisors Capital US Dividend Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2021		3/19/2021*
	to		to
	3/31/2022		9/30/2021
Net Asset Value - Beginning of Period	$10.62		$10.00
Net Investment Loss (a)	(0.02)		(0.02)
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(0.06)		0.64
Total from Investment Operations	(0.08)		0.62
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Net Asset Value - End of Period	$10.54		$10.62
Total Return (c)	(0.75)%	**	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$51,363		$24,635

Ratio of Expenses to Average Net Assets	1.97%	***	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	***	(0.39)%	***

Portfolio Turnover Rate	9.57%	**	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 16

Advisors Capital Small/Mid Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2021		3/19/2021*
	to		to
	3/31/2022		9/30/2021
Net Asset Value - Beginning of Period	$10.48		$10.00
Net Investment Loss (a)	(0.06)		(0.08)
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(1.20)		0.56
Total from Investment Operations	(1.26)		0.48
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Net Asset Value - End of Period	$9.22		$10.48
Total Return (c)	(12.02)%	**	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$24,356		$13,485
Ratio of Expenses to Average Net Assets	1.97%	***	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(1.17)%	***	(1.32)%	***
Portfolio Turnover Rate	4.77%	**	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 17

Advisors Capital Tactical Fixed Income Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2021		3/19/2021*
	to		to
	3/31/2022		9/30/2021
Net Asset Value - Beginning of Period	$10.16		$10.00
Net Investment Income (a) (e)	0.05		0.03
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(0.60)		0.13
Total from Investment Operations	(0.55)		0.16
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	(0.04)		-
Total Distributions	(0.04)		-
Net Asset Value - End of Period	$9.57		$10.16
Total Return (c)	(5.39)%	**	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$19,738		$10,406
Ratio of Expenses to Average Net Assets (d)	1.97%	***	1.99%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.09%	***	0.54%	***
Portfolio Turnover Rate	46.86%	**	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 18

NOTES TO FINANCIAL STATEMENTS ADVISORS CAPITAL FUNDS MARCH 31, 2022 (UNAUDITED)

1.) ORGANIZATION
The Advisors Capital Funds (the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2022, there are four series authorized by the Trust. Advisors Capital US Dividend Fund (“US Dividend Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six month period ended March 31, 2022, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2022 Semi-Annual Report 19

Notes to Financial Statements (Unaudited) - continued

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from underlying funds, and short-term capital gain distributions are recorded as dividend income.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including exchange traded funds and real estate investment trusts).

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-thecounter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might rea-

2022 Semi-Annual Report 20

Notes to Financial Statements (Unaudited) - continued

sonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2022:

US Dividend Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,348,173	$ -	$ -	$48,348,173
Real Estate Investment Trusts	1,679,850	-	-	1,679,850
Money Market Funds	1,357,364	-	-	1,357,364
Total	$51,385,387	$ -	$ -	$51,385,387

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,034,116	$ -	$ -	$24,034,116
Money Market Funds	324,409	-	-	324,409
Total	$24,358,525	$ -	$ -	$24,358,525

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,464,285	$ -	$ -	$19,464,285
Money Market Funds	490,066	-	-	490,066
Total	$19,954,351	$ -	$ -	$19,954,351

The Funds did not hold any level 3 assets during the six month period ended March 31, 2022.

The Funds did not invest in derivative instruments during the six month period ended March 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. The Sub-Advisor of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Advisor a sub-advisor fee.

For the six month period ended March 31, 2022, the Advisor earned management fees in the amounts of $334,190, $168,039, and $130,142 for the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively. At March 31, 2022, $68,641, $33,296 and $26,941 was due to the Advisor from US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee equal to 0.25% of its average daily net assets. Prior to January 28, 2022, each Fund paid an annual Rule 12b-1 Fee equal to 0.30% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the six month period ended March 31, 2022, there was $55,358, $27,888, and $21,534 of 12b-1 fees incurred by the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively. As of March 31, 2022, the Funds had an accrued liability of $34,288, $16,040, and $12,344 for the US Dividend

2022 Semi-Annual Report 21

Notes to Financial Statements (Unaudited) - continued

Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to a supervisory agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer, of the Trust. Mr. Neiman is compensated by the Advisor for serving as the Chief Compliance Officer for the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $3,750 in Trustees fees for the six month period ended March 31, 2022, for the Trust. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the six month period ended March 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	US Dividend	Small/Mid	Tactical Fixed
	Fund	Cap Fund	Income Fund
Purchases	$30,635,033	$14,774,191	$17,331,639
Sales	$3,693,514	$927,810	$7,099,652

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2022, National Financial Services, LLC (“NFS”), located in New York, New York, and Pershing, LLC, located in Jersey City, New Jersey, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or Pershing, LLC, owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS
US Dividend Fund	34.28%	34.50%
Small/Mid Cap Fund	28.61%	38.44%
Tactical Fixed Income Fund	34.89%	39.20%

9.) TAX MATTERS
For federal income tax purposes, at March 31, 2022, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	US Dividend	Small/Mid	Tactical Fixed
	Fund	Cap Fund	Income Fund
Cost of Investments	$52,391,671	$27,019,950	$20,987,729

Gross Unrealized Appreciation	$2,885,353	$998,886	$9,687
Gross Unrealized Depreciation	(3,891,637)	(3.660,311)	(1,043,065)
Net Unrealized Depreciation
on Investments	$(1,006,284)	$(2,661,425)	$(1,033,378)

As of March 31, 2022, there were no differences between book and tax basis unrealized appreciation (depreciation).

2022 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions was as follows:

US Dividend Fund:
	Six months ended	March 19, 2021 through
	March 31, 2022	September 31, 2021
Ordinary Income:	$ 0	$ 0
Long-term Capital Gain:	0	0
	$ 0	$ 0

Small/Mid Cap Fund:
	Six months ended	March 19, 2021 through
	March 31, 2022	September 31, 2021
Ordinary Income:	$ 0	$ 0
Long-term Capital Gain:	0	0
	$ 0	$ 0

Tactical Fixed Income Fund:
	Six months ended	March 19, 2021 through
	March 31, 2022	September 31, 2021
Ordinary Income:	$ 71,400	$ 0
Long-term Capital Gain:	0	0
	$ 71,400	$ 0

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2022, US Dividend Fund had 29.45% of the value of its net assets invested in stocks within the Information Technology sector; and Small/Mid Cap Fund had 25.30% of the value of its net assets invested in stocks within the Financials sector.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 23

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund consist solely of management fees and distribution and/or service (12b-1) fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on October 1, 2021, and held through March 31, 2022.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your costs would have been higher.

US DIVIDEND FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2021
	October 1, 2021	March 31, 2022	to March 31, 2022

Actual	$1,000.00	$992.47	$9.79

Hypothetical	$1,000.00	$1,015.11	$9.90
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMALL/MID CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2021
	October 1, 2021	March 31, 2022	to March 31, 2022

Actual	$1,000.00	$879.77	$9.23

Hypothetical	$1,000.00	$1,015.11	$9.90
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2022 Semi-Annual Report 24

Disclosure of Expenses (Unaudited) - continued

TACTICAL FIXED INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2021
	October 1, 2021	March 31, 2022	to March 31, 2022

Actual	$1,000.00	$946.13	$9.56

Hypothetical	$1,000.00	$1,015.11	$9.90
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2022 Semi-Annual Report 25

ADDITIONAL INFORMATION March 31, 2022 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Advisors Capital Management, LLC, the Funds’ Sub-Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Sub-Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.advisorscapitalfunds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (1-888-247-3841). This information is also available on the SEC’s website at http://www.sec.gov.

3.) ADDITIONAL INFORMATION
You will find more information about the Funds at www.advisorscapitalfunds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-247-3841

2022 Semi-Annual Report 26

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas

Custodian
U.S. Bank, NA

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
AC Funds LLC

Sub-Advisor
Advisors Capital Management, LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Advisors
Capital Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman
Daniel Neiman
President

Date: 6/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman
Daniel Neiman
President

Date: 6/1/2022

By: /s/Daniel Neiman
Daniel Neiman
Chief Financial Officer

Date: 6/1/2022